Deferred income tax - Differences between the accounting and tax basis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	$ 117,609	$ 35,531
Credit (debit) to discontinued operations	(41,414)	(41,414)
Credit (debit) to consolidated statements of changes in equity	(13,372)
Credit (debit) to consolidated statements of other comprehensive income	(4,666)	(3,382)
Deferred tax liability (asset)	73,749	117,609
Deferred asset [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	358,893	267,172
Credit (debit) to consolidated statement of profit or loss	(37)	44,659
Credit (debit) to discontinued operations	(50,444)	50,444
Credit (debit) to consolidated statements of changes in equity	(13,372)
Credit (debit) to consolidated statements of other comprehensive income	(2,058)	(3,382)
Deferred tax liability (asset)	292,982	358,893
Deferred asset [Member] | Deferred asset for income tax before allowance [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	356,835	261,732
Credit (debit) to consolidated statement of profit or loss	(88)	44,659
Credit (debit) to discontinued operations	(50,444)	50,444
Credit (debit) to consolidated statements of changes in equity	(13,372)
Credit (debit) to consolidated statements of other comprehensive income	0	0
Deferred tax liability (asset)	292,931	356,835
Deferred asset [Member] | Deferred asset for income tax before allowance [Member] | Unused tax losses [member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	186,881	158,513
Credit (debit) to consolidated statement of profit or loss	16,450	28,368
Credit (debit) to discontinued operations	0	0
Credit (debit) to consolidated statements of changes in equity	(13,372)
Credit (debit) to consolidated statements of other comprehensive income	0	0
Deferred tax liability (asset)	189,959	186,881
Deferred asset [Member] | Deferred asset for income tax before allowance [Member] | Difference in depreciation and amortization rates [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	52,497	63,903
Credit (debit) to consolidated statement of profit or loss	(9,705)	(11,406)
Credit (debit) to discontinued operations	0	0
Credit (debit) to consolidated statements of changes in equity	0
Credit (debit) to consolidated statements of other comprehensive income	0	0
Deferred tax liability (asset)	42,792	52,497
Deferred asset [Member] | Deferred asset for income tax before allowance [Member] | Provision for closure of mining units, net [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	30,351	14,200
Credit (debit) to consolidated statement of profit or loss	(1,660)	16,151
Credit (debit) to discontinued operations	0	0
Credit (debit) to consolidated statements of changes in equity	0
Credit (debit) to consolidated statements of other comprehensive income	0	0
Deferred tax liability (asset)	28,691	30,351
Deferred asset [Member] | Deferred asset for income tax before allowance [Member] | Provision for impairment of value of inventory [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	9,008	7,299
Credit (debit) to consolidated statement of profit or loss	(254)	1,709
Credit (debit) to discontinued operations	0	0
Credit (debit) to consolidated statements of changes in equity	0
Credit (debit) to consolidated statements of other comprehensive income	0	0
Deferred tax liability (asset)	8,754	9,008
Deferred asset [Member] | Deferred asset for income tax before allowance [Member] | Provision For Bonuses To Employees And Officers [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	5,696	5,078
Credit (debit) to consolidated statement of profit or loss	(2,724)	618
Deferred tax liability (asset)	2,972	5,696
Deferred asset [Member] | Deferred asset for income tax before allowance [Member] | Contractors Claims Provisions [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	5,236	1,678
Credit (debit) to consolidated statement of profit or loss	(4,100)	3,558
Deferred tax liability (asset)	1,136	5,236
Deferred asset [Member] | Deferred asset for income tax before allowance [Member] | Contingent consideration liability
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	5,227	6,512
Credit (debit) to consolidated statement of profit or loss	(228)	(1,285)
Deferred tax liability (asset)	4,999	5,227
Deferred asset [Member] | Deferred asset for income tax before allowance [Member] | Impairment loss of long-lived assets [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	1,930	1,930
Deferred tax liability (asset)	1,930	1,930
Deferred asset [Member] | Deferred asset for income tax before allowance [Member] | Provision For Sale Of Investment In Associate [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	50,444	0
Credit (debit) to consolidated statement of profit or loss	0	0
Credit (debit) to discontinued operations	(50,444)	50,444
Credit (debit) to consolidated statements of changes in equity	0
Credit (debit) to consolidated statements of other comprehensive income	0	0
Deferred tax liability (asset)	0	50,444
Deferred asset [Member] | Deferred asset for income tax before allowance [Member] | Other temporary differences [member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	9,565	2,619
Credit (debit) to consolidated statement of profit or loss	2,133	6,946
Credit (debit) to discontinued operations	0	0
Credit (debit) to consolidated statements of changes in equity	0
Credit (debit) to consolidated statements of other comprehensive income	0	0
Deferred tax liability (asset)	11,698	9,565
Deferred asset [Member] | Deferred asset included in retained earnings [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	358,893	267,172
Credit (debit) to consolidated statement of profit or loss	(88)	44,659
Credit (debit) to discontinued operations	(50,444)	50,444
Credit (debit) to consolidated statements of changes in equity	(13,372)
Credit (debit) to consolidated statements of other comprehensive income	(2,058)	(3,382)
Deferred tax liability (asset)	292,931	358,893
Deferred asset [Member] | Deferred asset included in retained earnings [Member] | Derivative financial instruments
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	2,058	5,440
Credit (debit) to consolidated statement of profit or loss	0	0
Credit (debit) to discontinued operations	0	0
Credit (debit) to consolidated statements of changes in equity	0
Credit (debit) to consolidated statements of other comprehensive income	(2,058)	(3,382)
Deferred tax liability (asset)	0	2,058
Deferred asset [Member] | Deferred assets for mining royalties [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	0	0
Credit (debit) to consolidated statement of profit or loss	51	0
Credit (debit) to discontinued operations	0
Credit (debit) to consolidated statements of changes in equity	0
Credit (debit) to consolidated statements of other comprehensive income	0	0
Deferred tax liability (asset)	51	0
Deferred liability [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(241,284)	(231,641)
Credit (debit) to consolidated statement of profit or loss	15,629	(613)
Credit (debit) to discontinued operations	9,030	(9,030)
Credit (debit) to consolidated statements of changes in equity	0
Credit (debit) to consolidated statements of other comprehensive income	(2,608)	0
Deferred tax liability (asset)	(219,233)	(241,284)
Deferred liability [Member] | Deferred liability for income tax [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(241,005)	(231,267)
Credit (debit) to consolidated statement of profit or loss	15,537	(708)
Credit (debit) to discontinued operations	9,030	(9,030)
Credit (debit) to consolidated statements of changes in equity	0
Credit (debit) to consolidated statements of other comprehensive income	0	0
Deferred tax liability (asset)	(216,438)	(241,005)
Deferred liability [Member] | Deferred liability for income tax [Member] | Difference in depreciation and amortization rates [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(49,113)	(47,035)
Credit (debit) to consolidated statement of profit or loss	(10,509)	(2,078)
Credit (debit) to discontinued operations	0	0
Credit (debit) to consolidated statements of changes in equity	0
Credit (debit) to consolidated statements of other comprehensive income	0	0
Deferred tax liability (asset)	(59,622)	(49,113)
Deferred liability [Member] | Deferred liability for income tax [Member] | Effect of translation into U.S. dollars [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(88,054)	(78,129)
Credit (debit) to consolidated statement of profit or loss	20,153	(895)
Credit (debit) to discontinued operations	9,030	(9,030)
Credit (debit) to consolidated statements of changes in equity	0
Credit (debit) to consolidated statements of other comprehensive income	0	0
Deferred tax liability (asset)	(58,871)	(88,054)
Deferred liability [Member] | Deferred liability for income tax [Member] | Differences in amortization rates for development costs [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(64,278)	(64,836)
Credit (debit) to consolidated statement of profit or loss	(1,682)	558
Credit (debit) to discontinued operations	0	0
Credit (debit) to consolidated statements of changes in equity	0
Credit (debit) to consolidated statements of other comprehensive income	0	0
Deferred tax liability (asset)	(65,960)	(64,278)
Deferred liability [Member] | Deferred liability for income tax [Member] | Fair value of mining concessions [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(14,898)	(14,898)
Credit (debit) to consolidated statement of profit or loss	0	0
Credit (debit) to discontinued operations	0	0
Credit (debit) to consolidated statements of changes in equity	0
Credit (debit) to consolidated statements of other comprehensive income	0	0
Deferred tax liability (asset)	(14,898)	(14,898)
Deferred liability [Member] | Deferred liability for income tax [Member] | Other temporary differences [member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(24,662)	(26,369)
Credit (debit) to consolidated statement of profit or loss	7,575	1,707
Credit (debit) to discontinued operations	0	0
Credit (debit) to consolidated statements of changes in equity	0
Credit (debit) to consolidated statements of other comprehensive income	0	0
Deferred tax liability (asset)	(17,087)	(24,662)
Deferred liability [Member] | Deferred liability included in retained earnings [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(241,005)	(231,267)
Credit (debit) to consolidated statement of profit or loss	15,537	(708)
Credit (debit) to discontinued operations	9,030	(9,030)
Credit (debit) to consolidated statements of other comprehensive income	(2,608)
Deferred tax liability (asset)	(219,046)	(241,005)
Deferred liability [Member] | Deferred liability included in retained earnings [Member] | Derivative financial instruments
Disclosure of Deferred income tax [Line Items]
Credit (debit) to consolidated statements of other comprehensive income	(2,608)
Deferred tax liability (asset)	(2,608)
Deferred liability [Member] | Deferred liability for mining royalties [Member]
Disclosure of Deferred income tax [Line Items]
Deferred tax liability (asset)	(279)	(374)
Credit (debit) to consolidated statement of profit or loss	92	95
Credit (debit) to discontinued operations	0	0
Credit (debit) to consolidated statements of changes in equity	0
Credit (debit) to consolidated statements of other comprehensive income	0	0
Deferred tax liability (asset)	$ (187)	$ (279)